Taxation - Movement of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	$ 265,848
Exchange differences	30,187	$ 40,644
Deferred income tax liabilities, ending balance	301,414	265,848
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	10,321
Exchange differences	(30,187)	(40,644)
Others	1,247	349
Deferred income tax assets, ending balance	8,758	10,321
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	385,055	296,902
Charged / (credited) to the statement of income	36,510	39,887
Farmlands revaluation	(25,307)	9,953
Acquisition of subsidiaries	1,562
Exchange differences	40,576	38,313
Deferred income tax liabilities, ending balance	438,396	385,055
Changes in deferred tax asset [Abstract]
Charged / (credited) to the statement of income	36,510	39,887
Exchange differences	(40,576)	(38,313)
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	14,407	388
Exchange differences	(10,389)	2,331
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	129,528	134,346
Charged / (credited) to the statement of income	14,407	388
Tax charge relating to cash flow hedge	(7,337)	(2,526)
Exchange differences	10,389	(2,331)
Others	(1,247)	(349)
Deferred income tax assets, ending balance	145,740	129,528
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(3,900)	1,978
Exchange differences	(1,243)	(20)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	9,279	7,281
Charged / (credited) to the statement of income	(3,900)	1,978
Tax charge relating to cash flow hedge	0	0
Exchange differences	1,243	20
Others	0	0
Deferred income tax assets, ending balance	6,622	9,279
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	29,087	13,108
Exchange differences	(6,888)	(3,158)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	81,557	67,817
Charged / (credited) to the statement of income	29,087	13,108
Tax charge relating to cash flow hedge	(7,337)	(2,526)
Exchange differences	6,888	3,158
Others	0	0
Deferred income tax assets, ending balance	110,195	81,557
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	0	0
Exchange differences	0	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	4,822	5,171
Charged / (credited) to the statement of income	0	0
Tax charge relating to cash flow hedge	0	0
Exchange differences	0	0
Others	(1,247)	(349)
Deferred income tax assets, ending balance	3,575	4,822
Borrowings | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(11,115)	(13,589)
Exchange differences	(2,250)	2,952
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	34,797	51,338
Charged / (credited) to the statement of income	(11,115)	(13,589)
Tax charge relating to cash flow hedge	0	0
Exchange differences	2,250	(2,952)
Others	0	0
Deferred income tax assets, ending balance	25,932	34,797
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(66)	452
Exchange differences	0	386
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	66	0
Charged / (credited) to the statement of income	(66)	452
Tax charge relating to cash flow hedge	0	0
Exchange differences	0	(386)
Others	0	0
Deferred income tax assets, ending balance	0	66
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	401	(1,561)
Exchange differences	(8)	2,171
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	(993)	2,739
Charged / (credited) to the statement of income	401	(1,561)
Tax charge relating to cash flow hedge	0	0
Exchange differences	8	(2,171)
Others	0	0
Deferred income tax assets, ending balance	(584)	(993)
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	355,158	268,252
Charged / (credited) to the statement of income	19,318	43,270
Farmlands revaluation	(24,271)	11,469
Acquisition of subsidiaries	1,562
Exchange differences	37,379	32,167
Deferred income tax liabilities, ending balance	389,146	355,158
Changes in deferred tax asset [Abstract]
Charged / (credited) to the statement of income	19,318	43,270
Exchange differences	(37,379)	(32,167)
Investment property
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	9,881
Deferred income tax liabilities, ending balance		9,881
Investment property | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		9,878
Charged / (credited) to the statement of income	(1,145)	(817)
Farmlands revaluation	(1,036)	(1,516)
Acquisition of subsidiaries	0
Exchange differences	1,279	2,336
Deferred income tax liabilities, ending balance	8,979
Changes in deferred tax asset [Abstract]
Charged / (credited) to the statement of income	(1,145)	(817)
Exchange differences	(1,279)	(2,336)
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	11,259	10,217
Charged / (credited) to the statement of income	18,105	(755)
Farmlands revaluation	0	0
Acquisition of subsidiaries	0
Exchange differences	1,097	1,797
Deferred income tax liabilities, ending balance	30,461	11,259
Changes in deferred tax asset [Abstract]
Charged / (credited) to the statement of income	18,105	(755)
Exchange differences	(1,097)	(1,797)
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	8,757	8,555
Charged / (credited) to the statement of income	232	(1,811)
Farmlands revaluation	0	0
Acquisition of subsidiaries	0
Exchange differences	821	2,013
Deferred income tax liabilities, ending balance	9,810	8,757
Changes in deferred tax asset [Abstract]
Charged / (credited) to the statement of income	232	(1,811)
Exchange differences	$ (821)	$ (2,013)